UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Floating Rate Income Fund
Class A [PFLRX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$51	1.00%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$339,348,060
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSA-1025

Putnam Floating Rate Income Fund
Class C [PFICX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$89	1.75%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$339,348,060
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSC-1025

Putnam Floating Rate Income Fund
Class R [PFLLX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R	$64	1.25%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$339,348,060
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSR-1025

Putnam Floating Rate Income Fund
Class R6 [PFRZX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$35	0.69%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$339,348,060
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSR6-1025

Putnam Floating Rate Income Fund
Class Y [PFRYX]
Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Putnam Floating Rate Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class Y	$38	0.75%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$339,348,060
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	235
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Floating Rate Income Fund	PAGE 1	38963-STSY-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Floating Rate Income
Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 20
Notes to Financial Statements 24
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.96 $7.98 $7.89 $8.18 $8.27 $8.28
Income from investment operations
b
:
Net investment income
c
............. 0.27 0.59 0.65 0.41 0.22 0.24
Net realized and unrealized gains (losses) (0.04) (0.04) 0.16 (0.28) (0.09) (0.02)
Total from investment operations ........ 0.23 0.55 0.81 0.13 0.13 0.22
Less distributions from:
Net investment income .............. (0.27) (0.57) (0.69) (0.42) (0.22) (0.23)
Tax return of capital ................ — — (0.03) — — —
Total distributions ................... (0.27) (0.57) (0.72) (0.42) (0.22) (0.23)
Net asset value, end of period .......... $7.92 $7.96 $7.98 $7.89 $8.18 $8.27
Total return
d
....................... 2.90% 7.20% 10.74% 1.78% 1.63% 2.87%
Ratios to average net assets
e
Expenses
f
......................... 1.00% 1.00% 1.04% 1.03% 1.00% 1.04%
Net investment income ............... 6.78% 7.43% 8.20% 5.14% 2.70% 2.96%
Supplemental data
Net assets , end of period (000’s) ........ $215,453 $238,102 $227,247 $205,018 $268,621 $220,335
Portfolio turnover rate ................ 14% 37% 31% 26% 42% 32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.95 $7.97 $7.89 $8.17 $8.27 $8.27
Income from investment operations
b
:
Net investment income
c
............. 0.24 0.54 0.59 0.35 0.16 0.18
Net realized and unrealized gains (losses) (0.04) (0.05) 0.15 (0.27) (0.10) (0.01)
Total from investment operations ........ 0.20 0.49 0.74 0.08 0.06 0.17
Less distributions from:
Net investment income .............. (0.24) (0.51) (0.63) (0.36) (0.16) (0.17)
Tax return of capital ................ — — (0.03) — — —
Total distributions ................... (0.24) (0.51) (0.66) (0.36) (0.16) (0.17)
Net asset value, end of period .......... $7.91 $7.95 $7.97 $7.89 $8.17 $8.27
Total return
d
....................... 2.51% 6.39% 9.77% 1.14% 0.74% 2.22%
Ratios to average net assets
e
Expenses
f
......................... 1.75% 1.75% 1.79% 1.78% 1.75% 1.79%
Net investment income ............... 6.03% 6.71% 7.45% 4.45% 1.94% 2.24%
Supplemental data
Net assets , end of period (000’s) ........ $16,243 $17,634 $20,659 $21,993 $24,485 $34,828
Portfolio turnover rate ................ 14% 37% 31% 26% 42% 32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.96 $7.98 $7.89 $8.17 $8.27 $8.28
Income from investment operations
b
:
Net investment income
c
............. 0.26 0.57 0.63 0.39 0.20 0.22
Net realized and unrealized gains (losses) (0.04) (0.04) 0.16 (0.27) (0.10) (0.02)
Total from investment operations ........ 0.22 0.53 0.79 0.12 0.10 0.20
Less distributions from:
Net investment income .............. (0.26) (0.55) (0.67) (0.40) (0.20) (0.21)
Tax return of capital ................ — — (0.03) — — —
Total distributions ................... (0.26) (0.55) (0.70) (0.40) (0.20) (0.21)
Net asset value, end of period .......... $7.92 $7.96 $7.98 $7.89 $8.17 $8.27
Total return
d
....................... 2.77% 6.93% 10.46% 1.65% 1.25% 2.61%
Ratios to average net assets
e
Expenses
f
......................... 1.25% 1.25% 1.29% 1.28% 1.25% 1.29%
Net investment income ............... 6.53% 7.17% 7.95% 4.95% 2.44% 2.70%
Supplemental data
Net assets , end of period (000’s) ........ $350 $491 $495 $436 $554 $650
Portfolio turnover rate ................ 14% 37% 31% 26% 42% 32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.97 $7.99 $7.90 $8.18 $8.28 $8.29
Income from investment operations
b
:
Net investment income
c
............. 0.28 0.62 0.67 0.43 0.25 0.26
Net realized and unrealized gains (losses) (0.04) (0.04) 0.16 (0.26) (0.10) (0.01)
Total from investment operations ........ 0.24 0.58 0.83 0.17 0.15 0.25
Less distributions from:
Net investment income .............. (0.28) (0.60) (0.71) (0.45) (0.25) (0.26)
Tax return of capital ................ — — (0.03) — — —
Total distributions ................... (0.28) (0.60) (0.74) (0.45) (0.25) (0.26)
Net asset value, end of period .......... $7.93 $7.97 $7.99 $7.90 $8.18 $8.28
Total return
d
....................... 3.06% 7.54% 11.10% 2.23% 1.83% 3.23%
Ratios to average net assets
e
Expenses
f
......................... 0.69% 0.69% 0.72% 0.70% 0.68% 0.70%
Net investment income ............... 7.09% 7.82% 8.51% 5.49% 3.02% 3.30%
Supplemental data
Net assets , end of period (000’s) ........ $3,382 $3,447 $6,825 $6,110 $7,021 $4,994
Portfolio turnover rate ................ 14% 37% 31% 26% 42% 32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2025
(unaudited)
Year Ended February 28,
2025 2024
a
2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.97 $7.99 $7.90 $8.19 $8.28 $8.29
Income from investment operations
b
:
Net investment income
c
............. 0.28 0.61 0.67 0.42 0.25 0.26
Net realized and unrealized gains (losses) (0.05) (0.03) 0.15 (0.27) (0.10) (0.02)
Total from investment operations ........ 0.23 0.58 0.82 0.15 0.15 0.24
Less distributions from:
Net investment income .............. (0.27) (0.60) (0.70) (0.44) (0.24) (0.25)
Tax return of capital ................ — — (0.03) — — —
Total distributions ................... (0.27) (0.60) (0.73) (0.44) (0.24) (0.25)
Net asset value, end of period .......... $7.93 $7.97 $7.99 $7.90 $8.19 $8.28
Total return
d
....................... 3.03% 7.47% 11.01% 2.04% 1.88% 3.13%
Ratios to average net assets
e
Expenses
f
......................... 0.75% 0.75% 0.79% 0.78% 0.75% 0.79%
Net investment income ............... 7.03% 7.68% 8.44% 5.32% 2.97% 3.23%
Supplemental data
Net assets , end of period (000’s) ........ $103,921 $121,804 $111,051 $136,348 $193,541 $90,104
Portfolio turnover rate ................ 14% 37% 31% 26% 42% 32%
a
For the year ended February 29.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), August 31, 2025
Putnam Floating Rate Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 8.1%
Broadline Retail 0.4%
a
Wayfair LLC , Senior Secured Note , 144A, 7.25% , 10/31/29 .... United States 1,500,000 $ 1,533,194
Building Products 0.6%
a
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 2,000,000 2,134,894
Construction & Engineering 0.3%
a
Brand Industrial Services, Inc. , Senior Secured Note , 144A,
10.375% , 8/01/30 .................................. United States 1,000,000 983,035
Consumer Finance 0.3%
a
Encore Capital Group, Inc. , Senior Secured Note , 144A, 9.25% ,
4/01/29 ......................................... United States 900,000 951,425
Entertainment 0.3%
a
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 900,000 936,946
Financial Services 0.3%
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 9.5% , 2/15/29 United States 900,000 956,835
Ground Transportation 0.2%
a
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 500,000 518,609
Hotels, Restaurants & Leisure 0.5%
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 395,000 377,298
a
Sabre GLBL, Inc. , Senior Secured Note , 144A, 10.75% , 11/15/29 United States 1,500,000 1,455,738
1,833,036
Household Durables 0.3%
a
Newell Brands, Inc. , Senior Note , 144A, 8.5% , 6/01/28 ....... United States 1,000,000 1,058,225
Insurance 0.3%
a
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
7.5% , 11/06/30 .................................... United States 1,000,000 1,037,007
Media 1.1%
a
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................. United States 1,000,000 995,769
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 1,215,000 1,245,831
a
Univision Communications, Inc. , Senior Secured Note , 144A,
7.375% , 6/30/30 ................................... United States 1,500,000 1,509,383
3,750,983
Metals & Mining 0.2%
a
Novelis Corp. , Senior Note , 144A, 6.875% , 1/30/30 .......... United States 587,000 609,455
Mortgage Real Estate Investment Trusts (REITs) 0.6%
a
Starwood Property Trust, Inc. , Senior Note , 144A, 6.5% , 7/01/30 United States 2,000,000 2,077,138
Oil, Gas & Consumable Fuels 0.9%
a
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 2,000,000 2,031,000
a
Venture Global LNG, Inc. , Senior Secured Note , 144A, 8.125% ,
6/01/28 ......................................... United States 1,000,000 1,036,828
3,067,828

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.6%
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 2,000,000 $ 2,103,166
Pharmaceuticals 0.3%
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
6.75% , 3/01/28 ................................... Israel 1,000,000 1,038,498
Software 0.5%
a
Central Parent, Inc. / CDK Global, Inc. , Senior Secured Note ,
144A, 7.25% , 6/15/29 ............................... United States 2,000,000 1,691,933
Trading Companies & Distributors 0.4%
a
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .. United States 1,180,000 1,251,208
Total Corporate Bonds (Cost $27,174,435) ....................................
27,533,415
b
Senior Floating Rate Interests 82.9%
c
Aerospace & Defense 1.3%
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan, 6.808%,
(3-month SOFR + 2.5%), 10/31/30 ..................... United States 490,059 491,591
Goat Holdco LLC, First Lien, CME Term Loan, B, 7.316%,
(1-month SOFR + 3%), 1/27/32 ....................... United States 1,471,313 1,474,682
TransDigm, Inc., First Lien, CME Term Loan, J, 6.796%, (3-month
SOFR + 2.5%), 2/28/31 ............................. United States 2,292,765 2,297,190
Vertex Aerospace Services Corp., First Lien, 2024 CME Term
Loan, 6.566%, (1-month SOFR + 2.25%), 12/06/30 ........ United States 497,500 499,211
4,762,674
a a a a a a
Air Freight & Logistics 0.5%
c
Rand Parent LLC, First Lien, CME Term Loan, B, 7.296%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 1,794,661 1,790,498
c
Automobile Components 2.5%
Clarios Global LP, First Lien, 2024 Dollar CME Term Loan,
6.816%, (1-month SOFR + 2.5%), 5/06/30 ............... United States 2,559,863 2,563,703
d
DexKo Global, Inc., First Lien, 2023 Incremental CME Term Loan,
8.566%, (1-month SOFR + 4.25%), 10/04/28 ............. United States 2,115,625 2,085,647
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.221%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 979,747 960,877
First Brands Group LLC, Second Lien, 2021 CME Term Loan,
13.07%, (3-month SOFR + 8.5%), 3/30/28 ............... United States 2,000,000 1,820,000
Lippert Components, Inc., First Lien, CME Term Loan, 6.816%,
(1-month SOFR + 2.5%), 3/25/32 ...................... United States 997,500 1,005,605
8,435,832
a a a a a a
Automobiles 0.5%
c
American Trailer World Corp., First Lien, CME Term Loan, B,
8.166%, (1-month SOFR + 3.75%), 3/03/28 .............. United States 2,110,850 1,795,172
c
Beverages 0.2%
Naked Juice LLC, First Lien, 2nd Out CME Term Loan, 7.646%,
(3-month SOFR + 3.25%), 1/24/29 ..................... United States 69,825 50,274
e
Naked Juice LLC, First Lien, 3rd Out CME Term Loan, PIK,
5.396%, (3-month SOFR + 1%), 1/24/30 ................ United States 282,722 119,026
Sazerac Co., Inc., First Lien, Incremental CME Term Loan, B1,
6.86%, (1-month SOFR + 2.5%), 6/25/32 ................ United States 574,713 578,511
747,811
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
Broadline Retail 0.4%
c
Peer Holding III BV, First Lien, CME Term Loan, B5B, 6.796%,
(3-month SOFR + 2.5%), 7/01/31 ...................... Netherlands 1,243,750 $ 1,247,792
c
Building Products 3.2%
Chariot Buyer LLC, First Lien, Initial CME Term Loan, 7.666%,
(1-month SOFR + 3.25%), 11/03/28 .................... United States 2,895,000 2,898,416
Cornerstone Building Brands, Inc., First Lien, New CME Term
Loan, B, 7.713%, (1-month SOFR + 3.25%), 4/12/28 ....... United States 1,318,476 1,254,477
Janus International Group LLC, First Lien, CME Term Loan, B,
6.699%, (3-month SOFR + 2.5%), 8/05/30 ............... United States 1,772,800 1,778,127
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1, 6.566%,
(1-month SOFR + 2.25%), 4/14/31 ..................... United States 1,481,923 1,483,316
TAMKO Building Products LLC, First Lien, 2024 CME Term Loan,
6.967%, (3-month SOFR + 2.75%; 6-month SOFR + 2.75%),
9/20/30 ......................................... United States 1,985,401 1,993,461
Watlow Electric Manufacturing Co., First Lien, Initial CME Term
Loan, 7.308%, (3-month SOFR + 3%), 3/02/28 ............ United States 1,310,821 1,314,098
10,721,895
a a a a a a
c
Capital Markets 2.9%
Aretec Group, Inc., First Lien, CME Term Loan, B3, 7.856%,
(1-month SOFR + 3.5%), 8/09/30 ...................... United States 2,206,562 2,210,699
Celestial-Saturn Parent, Inc., Second Lien, Initial CME Term Loan,
10.93%, (1-month SOFR + 6.5%), 6/04/29 ............... United States 2,500,000 2,481,775
Dragon Buyer, Inc., First Lien, CME Term Loan, 7.046%, (3-month
SOFR + 2.75%), 9/30/31 ............................ United States 1,501,887 1,505,529
Jane Street Group LLC, First Lien, Extended CME Term Loan,
6.333%, (3-month SOFR + 2%), 12/15/31 ................ United States 3,580,040 3,571,788
9,769,791
a a a a a a
c
Chemicals 5.9%
A-AP Buyer, Inc., First Lien, Initial CME Term Loan, 7.066%,
(1-month SOFR + 2.75%), 9/09/31 ..................... United States 995,000 998,114
ARC Falcon I, Inc., First Lien, Initial CME Term Loan, 7.916%,
(1-month SOFR + 3.5%), 10/02/28 ..................... United States 1,974,458 1,979,276
Geon Performance Solutions LLC, First Lien, Initial CME Term
Loan, 8.807%, (3-month SOFR + 4.25%), 8/18/28 ......... United States 963,422 902,004
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.853%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 1,751,765 1,735,342
Minerals Technologies, Inc., First Lien, CME Term Loan, B,
6.356%, (1-month SOFR + 2%), 11/26/31 ................ United States 1,105,445 1,108,557
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.601%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 1,424,951 1,431,186
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.611%, (1-month SOFR + 3.25%), 4/03/28 .. Netherlands 738,801 742,034
Olympus Water US Holding Corp., First Lien, 6 Dollar CME Term
Loan, B6, 7.296%, (3-month SOFR + 3%), 6/23/31 ......... United States 2,256,224 2,250,583
Plastipak Packaging, Inc., First Lien, CME Term Loan, B, 6.566%,
(1-month SOFR + 2.25%), 12/01/28 .................... United States 400,000 401,208
d
Qnity Electronics, Inc., First Lien, CME Term Loan, B, 5.983%,
(12-month SOFR + 2%), 8/12/32 ...................... United States 2,000,000 1,998,130
SCIH Salt Holdings, Inc., First Lien, Incremental CME Term Loan,
B1, 7.197%, (6-month SOFR + 3%), 1/31/29 ............. United States 2,076,240 2,082,905
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan,
6.549%, (3-month SOFR + 2.25%), 4/04/29 .............. United States 1,972,556 1,805,086
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.728%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 2,700,939 2,154,282

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Chemicals (continued)
W.R. Grace Holdings LLC, First Lien, CME Term Loan, B1,
7.195%, (3-month SOFR + 3%), 8/19/32 ................ United States 746,175 $ 747,108
20,335,815
a a a a a a
c
Commercial Services & Supplies 3.8%
d
Allied Universal Holdco LLC, First Lien, Amendment No. 7
Replacement USD CME Term Loan, 7.134%, (12-month SOFR
+ 3.25%), 8/20/32 ................................. United States 1,005,930 1,010,557
Anticimex Global AB, First Lien, CME Term Loan, B6, 7.76%, (1-
day SOFR + 3.4%), 11/16/28 ......................... Sweden 493,753 495,913
Aramark Services, Inc., First Lien, CME Term Loan, B8, 6.24%,
(1-month SOFR + 2%; 3-month SOFR + 2%), 6/24/30 ...... United States 710,625 712,991
BIFM CA Buyer, Inc., First Lien, CME Term Loan, 8.066%,
(1-month SOFR + 3.75%), 5/31/28 ..................... United States 1,352,179 1,359,156
Cimpress USA, Inc., First Lien, 2024-2 Refinancing CME Term
Loan, B1, 6.816%, (1-month SOFR + 2.5%), 5/17/28 ....... Ireland 306,148 306,148
Enviri Corp., First Lien, CME Term Loan, B3, 6.68%, (1-month
SOFR + 2.25%), 6/09/28 ............................ United States 1,920,000 1,912,502
Kingpin Intermediate Holdings LLC, First Lien, CME Term Loan,
B, 7.816%, (1-month SOFR + 3.5%), 2/08/28 ............. United States 330,801 330,112
Latham Pool Products, Inc., First Lien, Initial CME Term Loan,
8.349%, (3-month SOFR + 4%), 2/23/29 ................ United States 494,391 492,537
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.702%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 2,765,266 2,772,650
MillerKnoll, Inc., First Lien, 2025 CME Term Loan, B, 6.566%,
(1-month SOFR + 2.25%), 8/09/32 ..................... United States 900,000 900,562
Prometric Holdings, Inc., First Lien, Initial CME Term Loan,
8.066%, (1-month SOFR + 3.75%), 6/25/32 .............. United States 625,000 629,297
TRC Cos., Inc., First Lien, 2025 Refinancing CME Term Loan,
7.316%, (1-month SOFR + 3%), 12/08/28 ................ United States 1,969,746 1,974,670
12,897,095
a a a a a a
c
Communications Equipment 0.5%
Viasat, Inc., First Lien, Initial CME Term Loan, 8.93%, (1-month
SOFR + 4.5%), 3/02/29 ............................. United States 972,431 968,444
d
Viavi Solutions, Inc., First Lien, CME Term Loan, B, 6.325%,
(12-month SOFR + 2.5%), 6/11/32 ..................... United States 519,031 520,817
1,489,261
a a a a a a
c
Construction & Engineering 1.0%
Brand Industrial Services, Inc., First Lien, CME Term Loan, C,
8.796%, (3-month SOFR + 4.5%), 8/01/30 ............... United States 874,375 772,073
Chromalloy Corp., First Lien, CME Term Loan, 7.542%, (3-month
SOFR + 3.25%), 3/27/31 ............................ United States 742,500 743,495
Construction Partners, Inc., First Lien, Closing Date CME Term
Loan, 6.816%, (1-month SOFR + 2.5%), 11/03/31 ......... United States 286,529 287,604
Kodiak Building Partners, Inc., First Lien, CME Term Loan, B,
8.041%, (3-month SOFR + 3.75%), 12/04/31 ............. United States 1,827,790 1,821,128
3,624,300
a a a a a a
Consumer Finance 0.6%
Neon Maple US Debt Mergersub, Inc., First Lien, Term Loan, B1,
7.108%, 11/17/31 .................................. United States 1,995,000 1,998,362

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Containers & Packaging 1.6%
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Closing Date CME Term Loan, B, 7.566%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 1,549,270 $ 1,549,480
d,f
Clydesdale Acquisition Holdings, Inc., First Lien, 2025 Incremental
Delayed Draw CME Term Loan, B, 7.566%, (1-month SOFR +
3.25%), 4/01/32 ................................... United States 813 813
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.019%, (6-month SOFR + 4.725%), 2/12/26 ...... Luxembourg 1,947,548 1,194,500
Mauser Packaging Solutions Holding Co., First Lien, Initial CME
Term Loan, 7.354%, (1-month SOFR + 3%), 4/15/27 ....... United States 1,450,608 1,452,269
Pregis TopCo LLC, First Lien, Tenth Amendment CME Term Loan,
8.316%, (1-month SOFR + 4%), 2/01/29 ................ United States 945,131 954,701
5,151,763
a a a a a a
c
Distributors 2.4%
Core & Main LP, First Lien, CME Term Loan, D, 6.331%, (1-month
SOFR + 2%), 7/27/28 ............................... United States 1,239,479 1,240,644
Fastlane Parent Co., Inc., Second Lien, Initial CME Term Loan,
13.307%, (3-month SOFR + 8.75%), 12/21/26 ............ United States 2,000,000 1,967,510
Gloves Buyer, Inc., First Lien, Initial CME Term Loan, 8.316%,
(1-month SOFR + 4%), 5/21/32 ....................... United States 2,000,000 1,974,250
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 1,738,835 1,721,925
Windsor Holdings III LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 7.073%, (1-month SOFR + 2.75%), 8/01/30 ....... United States 982,612 985,275
7,889,604
a a a a a a
c
Diversified Consumer Services 2.5%
Ascend Learning LLC, First Lien, Initial CME Term Loan, 7.356%,
(1-month SOFR + 3%), 12/11/28 ...................... United States 1,956,975 1,958,404
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.166%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 573,642 575,076
Garda World Security Corp., First Lien, Twelfth Additional CME
Term Loan, 7.362%, (1-month SOFR + 3%), 2/01/29 ....... Canada 3,067,883 3,072,868
HomeServe USA Corp., First Lien, Amendment No. 1 Refinancing
CME Term Loan, 6.34%, (1-month SOFR + 2%), 10/21/30 ... United Kingdom 987,500 987,327
KUEHG Corp., First Lien, CME Term Loan, 7.041%, (3-month
SOFR + 2.75%), 6/12/30 ............................ United States 308,646 309,418
d
Lernen Bidco Ltd., First Lien, CME Term Loan, 7.84%, (1-day
SOFR + 3.5%), 10/27/31 ............................ United Kingdom 230,192 231,199
Mavis Tire Express Services Topco Corp., First Lien, 2025
Incremental CME Term Loan, 7.199%, (3-month SOFR + 3%),
5/04/28 ......................................... United States 882,744 885,873
8,020,165
a a a a a a
Diversified Telecommunication Services 0.4%
c
Frontier Communications Holdings LLC, First Lien, Initial CME
Term Loan, 6.866%, (1-month SOFR + 2.5%), 7/01/31 ...... United States 1,492,509 1,495,927
c
Electric Utilities 0.0%
†
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
B, 7.79%, (1-day SOFR + 3.5%), 5/17/32 ................ United States 90,144 91,215
Invenergy Thermal Operating I LLC, First Lien, CME Term Loan,
C, 7.79%, (1-day SOFR + 3.5%), 5/17/32 ................ United States 6,010 6,081
97,296
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Electrical Equipment 0.6%
Indicor LLC, First Lien, Dollar CME Term Loan, D, 7.046%,
(3-month SOFR + 2.75%), 11/22/29 .................... United States 980,150 $ 982,600
WEC US Holdings, Inc., First Lien, Initial CME Term Loan,
6.604%, (1-month SOFR + 2.25%), 1/27/31 .............. United States 990,000 991,173
1,973,773
a a a a a a
c
Electronic Equipment, Instruments & Components 0.3%
Ingram Micro, Inc., First Lien, CME Term Loan, B2, 6.56%,
(3-month SOFR + 2.25%), 9/22/31 ..................... United States 799,898 806,149
MX Holdings US, Inc., First Lien, Senior USD CME Term Loan, B,
6.566%, (1-month SOFR + 2.25%), 3/17/32 .............. United States 181,370 181,994
988,143
a a a a a a
Entertainment 0.1%
c,d
Playtika Holding Corp., First Lien, CME Term Loan, B1, 7.18%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 500,000 493,583
c
Financial Services 2.6%
Boost Newco Borrower LLC, First Lien, CME Term Loan, B2,
6.296%, (3-month SOFR + 2%), 1/31/31 ................ United States 1,326,675 1,329,660
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
6.05%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 3,000,000 2,985,270
Greystone Select Financial LLC, First Lien, Initial CME Term
Loan, 9.594%, (3-month SOFR + 5%), 6/16/28 ............ United States 1,421,539 1,417,985
Red Planet Borrower LLC, First Lien, CME Term Loan, B,
8.166%, (1-month SOFR + 3.75%), 10/02/28 ............. United States 1,925,000 1,923,807
d
7.885%, (12-month SOFR + 4%), 8/09/32 ................ United States 1,295,011 1,280,578
8,937,300
a a a a a a
Food Products 0.1%
c
Saratoga Food Specialties LLC, First Lien, Additional CME Term
Loan, 7, 7.574%, (3-month SOFR + 3.25%), 3/12/29 ....... United States 332,500 335,306
c
Ground Transportation 0.4%
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
6.046%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 625,275 623,058
e
LaserShip, Inc., First Lien, CME Term Loan, B1, PIK, 6.057%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 500,508 304,935
e
LaserShip, Inc., First Lien, CME Term Loan, D, PIK, 6.057%,
(3-month SOFR + 1.5%), 8/10/29 ...................... United States 362,437 110,424
Savage Enterprises LLC, First Lien, Amendment No. 7 CME Term
Loan, 6.851%, (1-month SOFR + 2.5%), 8/05/32 .......... United States 426,087 427,197
1,465,614
a a a a a a
c
Health Care Equipment & Supplies 1.7%
Bausch + Lomb Corp., First Lien, New CME Term Loan, 8.316%,
(1-month SOFR + 4%), 9/29/28 ....................... United States 592,947 594,430
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 8.566%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 2,533,006 2,539,795
Medline Borrower LP, First Lien, 2030 Refinancing CME Term
Loan, 6.316%, (1-month SOFR + 2%), 10/23/30 ........... United States 2,644,615 2,647,101
5,781,326
a a a a a a
c
Health Care Providers & Services 2.9%
Charlotte Buyer, Inc., First Lien, Second Refinancing CME Term
Loan, 8.607%, (1-month SOFR + 4.25%), 2/11/28 ......... United States 985,012 985,731

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Health Care Providers & Services (continued)
Concentra Health Services, Inc., First Lien, CME Term Loan, B1,
6.316%, (1-month SOFR + 2%), 7/28/31 ................ United States 995,006 $ 1,000,917
Covetrus, Inc., First Lien, Initial CME Term Loan, 9.296%,
(3-month SOFR + 5%), 10/15/29 ...................... United States 975,038 856,814
LifePoint Health, Inc., First Lien, CME Term Loan, B1, 8.068%,
(3-month SOFR + 3.75%), 5/19/31 ..................... United States 1,490,484 1,482,242
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B5, 6.816%,
(1-month SOFR + 2.5%), 2/21/31 ...................... United States 1,975,075 1,979,351
Phoenix Newco, Inc., First Lien, Sixth Amendment CME Term
Loan, 6.856%, (1-month SOFR + 2.5%), 11/15/28 ......... United States 1,294,305 1,297,003
Surgery Center Holdings, Inc., First Lien, 2025 Refinancing CME
Term Loan, 6.816%, (1-month SOFR + 2.5%), 12/19/30 ..... United States 1,975,000 1,979,710
9,581,768
a a a a a a
Health Care Technology 0.7%
c
AthenaHealth Group, Inc., First Lien, Initial CME Term Loan,
7.066%, (1-month SOFR + 2.75%), 2/15/29 .............. United States 2,218,402 2,219,556
c
Hotels, Restaurants & Leisure 4.2%
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 6.566%, (1-month SOFR + 2.25%), 2/06/30 ... United States 1,635,000 1,633,365
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.566%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 930,493 931,135
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 6.046%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 396,977 395,737
Flynn Restaurant Group LP, First Lien, 2025 CME Term Loan,
8.066%, (1-month SOFR + 3.75%), 1/28/32 .............. United States 1,712,660 1,718,551
Golden State Foods LLC, First Lien, Initial CME Term Loan,
8.357%, (1-month SOFR + 4%), 12/04/31 ................ United States 560,749 564,822
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 1,360,030 1,309,369
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.816%, (1-month SOFR + 2.5%), 12/15/27 ... United States 960,104 960,407
Light & Wonder International, Inc., First Lien, CME Term Loan,
B2, 6.61%, (1-month SOFR + 2.25%), 4/16/29 ............ United States 2,437,921 2,447,063
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.286%, (3-month SOFR + 3%), 4/04/29 ... United States 2,932,838 2,906,559
SeaWorld Parks & Entertainment, Inc., First Lien, CME Term
Loan, B3, 6.316%, (1-month SOFR + 2%), 12/04/31 ........ United States 987,525 988,350
13,855,358
a a a a a a
c
Household Durables 1.2%
Hunter Douglas, Inc., First Lien, CME Term Loan, B1, 7.546%,
(3-month SOFR + 3.25%), 1/16/32 ..................... Netherlands 2,652,386 2,658,738
TGP Holdings III LLC, First Lien, Closing Date CME Term Loan,
7.666%, (1-month SOFR + 3.25%), 6/29/28 .............. United States 1,498,781 1,367,638
4,026,376
a a a a a a
c
Independent Power and Renewable Electricity Producers 0.8%
Calpine Construction Finance Co. LP, First Lien, Refinancing
CME Term Loan, 6.316%, (1-month SOFR + 2%), 7/19/30 ... United States 2,014,258 2,016,111
Talen Energy Supply LLC, First Lien, 2024-1 Incremental CME
Term Loan, B, 6.733%, (3-month SOFR + 2.5%), 12/11/31 ... United States 356,951 358,639
Talen Energy Supply LLC, First Lien, Initial CME Term Loan, B,
6.733%, (3-month SOFR + 2.5%), 5/17/30 ............... United States 298,126 299,399
2,674,149
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Insurance 1.6%
Acrisure LLC, First Lien, CME Term Loan, B6, 7.356%, (1-month
SOFR + 3%), 11/06/30 .............................. United States 1,488,769 $ 1,489,937
Alliant Holdings Intermediate LLC, First Lien, Initial CME Term
Loan, 6.823%, (1-month SOFR + 2.5%), 9/19/31 .......... United States 2,723,138 2,720,238
HUB International Ltd., First Lien, 2025 Incremental CME Term
Loan, 6.825%, (3-month SOFR + 2.5%), 6/20/30 .......... United States 1,364,730 1,368,968
d
OneDigital Borrower LLC, First Lien, CME Term Loan, 6.884%,
(12-month SOFR + 3%), 7/02/31 ...................... United States 135,379 135,606
5,714,749
a a a a a a
c
IT Services 2.7%
Ahead DB Holdings LLC, First Lien, CME Term Loan, B3, 7.046%,
(3-month SOFR + 2.75%), 2/03/31 ..................... United States 2,702,232 2,707,961
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
7.351%, (1-month SOFR + 3%), 6/27/31 ................ United States 570,688 573,184
Genuine Financial Holdings LLC, First Lien, 2025 Replacement
CME Term Loan, 7.566%, (1-month SOFR + 3.25%), 9/27/30 . United States 1,484,981 1,400,122
Hoya Midco LLC, First Lien, 2025 Refinancing CME Term Loan,
6.558%, (1-month SOFR + 2.25%), 2/05/29 .............. United States 299,250 217,612
MH Sub I LLC (Micro Holding Corp.), First Lien, CME Term Loan,
8.566%, (1-month SOFR + 4.25%), 5/03/28 .............. United States 1,638,803 1,525,004
MH Sub I LLC, First Lien, 2024 December New CME Term Loan,
8.566%, (1-month SOFR + 4.25%), 12/31/31 ............. United States 1,109,169 961,971
Tempo Acquisition LLC, First Lien, Seventh Incremental CME
Term Loan, 6.066%, (1-month SOFR + 1.75%), 8/31/28 ..... United States 1,091,956 1,087,091
Tenable, Inc., First Lien, Initial CME Term Loan, 7.18%, (1-month
SOFR + 2.75%), 7/07/28 ............................ United States 482,500 484,613
8,957,558
a a a a a a
c
Leisure Products 2.1%
Fender Musical Instruments Corp., First Lien, Initial CME Term
Loan, 8.416%, (1-month SOFR + 4%), 12/01/28 ........... United States 1,857,909 1,676,187
GBT US III LLC, First Lien, CME Term Loan, B1, 6.814%,
(3-month SOFR + 2.5%), 7/25/31 ...................... United States 995,000 998,109
Horizon US Finco LP, First Lien, CME Term Loan, B, 9.058%,
(3-month SOFR + 4.75%), 10/31/31 .................... United States 1,788,280 1,768,162
Motion Finco SARL, First Lien, CME Term Loan, B3, 7.796%,
(3-month SOFR + 3.5%), 11/13/29 ..................... Luxembourg 1,975,125 1,721,706
Topgolf Callaway Brands Corp., First Lien, Initial CME Term Loan,
7.356%, (1-month SOFR + 3%), 3/18/30 ................ United States 1,171,875 1,155,211
7,319,375
a a a a a a
c
Machinery 2.0%
CPM Holdings, Inc., First Lien, Initial CME Term Loan, 8.854%,
(1-month SOFR + 4.5%), 9/28/28 ...................... United States 1,339,748 1,311,419
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 7.066%, (1-month SOFR + 2.75%), 10/23/28 .. United States 2,419,774 2,433,385
Oregon Tool Lux LP, Second Lien, CME Term Loan, B2, 8.447%,
(3-month SOFR + 4%), 10/15/29 ...................... United States 817,993 649,078
Pro Mach Group, Inc., First Lien, Amendment No. 5 Refinancing
CME Term Loan, 7.104%, (1-month SOFR + 2.75%), 8/31/28 . United States 1,418,837 1,424,434
Terex Corp., First Lien, U.S. CME Term Loan, 6.308%, (3-month
SOFR + 2%), 10/08/31 .............................. United States 920,769 923,407
6,741,723
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
Media 2.2%
c
Advantage Sales & Marketing, Inc., First Lien, CME Term Loan,
B1, 8.797%, (3-month SOFR + 4.25%), 10/28/27 .......... United States 578,297 $ 495,372
c
Cengage Learning, Inc., First Lien, 2024 Refinancing CME Term
Loan, 7.76%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%),
3/24/31 ......................................... United States 1,683,043 1,687,923
c
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.43%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 722,888 724,695
c
Cogeco Financing 2 LP, First Lien, CME Term Loan, B, 6.93%,
(1-month SOFR + 2.5%), 9/01/28 ...................... United States 1,720,796 1,710,041
c
CSC Holdings LLC, First Lien, Term Loan, B5, 9%, (PRIME +
1.5%), 4/15/27 .................................... United States 1,224,093 1,200,058
c
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.82%, (3-month SOFR + 5.25%), 8/02/29 ........ United States 749,899 746,622
Virgin Media Bristol LLC, First Lien, Term Loan, Y3, 7.577%,
3/31/31 ......................................... United States 1,000,000 982,565
7,547,276
a a a a a a
c
Metals & Mining 0.9%
AMG Critical Materials NV, First Lien, Initial CME Term Loan,
7.93%, (1-month SOFR + 3.5%), 11/30/28 ............... Netherlands 493,606 492,989
Arsenal AIC Parent LLC, First Lien, 2025 Refinancing CME Term
Loan, B, 7.066%, (1-month SOFR + 2.75%), 8/19/30 ....... United States 982,612 984,764
TMS International Corp., First Lien, New CME Term Loan, B7,
7.81%, (1-month SOFR + 3.5%; 3-month SOFR + 3.5%),
3/04/30 ......................................... United States 1,470,215 1,472,972
2,950,725
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.1%
c
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.616%, (1-month SOFR + 3.25%), 6/13/30 . United States 439,000 443,392
c
Oil, Gas & Consumable Fuels 2.2%
BCP Renaissance Parent LLC, First Lien, Initial CME Term Loan,
B6, 6.796%, (3-month SOFR + 2.5%), 10/31/28 ........... United States 1,526,831 1,529,282
CQP Holdco LP, First Lien, Initial CME Term Loan, 6.296%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 1,730,919 1,731,638
GIP Pilot Acquisition Partners LP, First Lien, Initial CME Term
Loan, 6.286%, (3-month SOFR + 2%), 10/04/30 ........... United States 1,230,004 1,230,004
Hilcorp Energy I LP, First Lien, Initial CME Term Loan, 6.366%,
(1-month SOFR + 2%), 2/06/30 ....................... United States 684,000 686,281
Oryx Midstream Services Permian Basin LLC, First Lien, Initial
CME Term Loan, 6.573%, (1-month SOFR + 2.25%), 10/05/28 United States 1,902,369 1,904,157
7,081,362
a a a a a a
Paper & Forest Products 0.6%
c
Glatfelter Corp., First Lien, CME Term Loan, 8.449%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 1,990,000 1,985,861
c
Passenger Airlines 1.8%
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.575%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 1,488,021 1,485,469
American Airlines, Inc., First Lien, Initial CME Term Loan, 6.507%,
(6-month SOFR + 2.25%), 6/04/29 ..................... United States 2,913,571 2,907,380

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Passenger Airlines (continued)
SkyMiles IP Ltd., First Lien, Initial CME Term Loan, 8.075%,
(3-month SOFR + 3.75%), 10/20/27 .................... United States 1,775,963 $ 1,784,425
6,177,274
a a a a a a
Personal Care Products 0.4%
c
Opal LLC, First Lien, CME Term Loan, B2, 7.435%, (6-month
SOFR + 3.25%), 4/23/32 ............................ United States 1,500,000 1,510,545
c
Pharmaceuticals 1.1%
Grifols Worldwide Operations USA, Inc., First Lien, CME Term
Loan, B, 6.416%, (1-month SOFR + 2%), 11/15/27 ......... Spain 1,414,912 1,413,391
Jazz Financing Lux SARL, First Lien, Dollar CME Term Loan, B2,
6.566%, (1-month SOFR + 2.25%), 5/05/28 .............. United States 2,567 2,576
Organon & Co., First Lien, 2024 Refinancing Dollar CME Term
Loan, 6.573%, (1-month SOFR + 2.25%), 5/19/31 ......... United States 1,079,750 1,056,357
Perrigo Investments LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 6.316%, (1-month SOFR + 2%), 4/20/29 .......... United States 696,209 697,803
Southern Veterinary Partners LLC, First Lien, 2025 New CME
Term Loan, 6.819%, (3-month SOFR + 2.5%), 12/04/31 ..... United States 687,931 688,395
3,858,522
a a a a a a
c
Professional Services 1.3%
d
Creative Artists Agency LLC, First Lien, CME Term Loan, 6.816%,
(1-month SOFR + 2.5%), 10/01/31 ..................... United States 498,747 500,350
Grant Thornton Advisors LLC, First Lien, 2025 Incremental CME
Term Loan, 6.856%, (1-month SOFR + 2.5%), 6/02/31 ...... United States 1,985,025 1,983,169
d
Ingenovis Health, Inc., First Lien, Initial CME Term Loan, 8.697%,
(3-month SOFR + 4.25%), 3/06/28 ..................... United States 1,000,000 342,500
Soliant Lower Intermediate LLC, First Lien, Initial CME Term
Loan, 8.002%, (3-month SOFR + 3.75%), 7/18/31 ......... United States 479,370 477,275
WestJet Loyalty LP, First Lien, Initial CME Term Loan, 7.546%,
(3-month SOFR + 3.25%), 2/14/31 ..................... Canada 1,382,500 1,388,362
4,691,656
a a a a a a
c
Real Estate Management & Development 0.2%
Cushman & Wakefield US Borrower LLC, First Lien, 2025-2 Term
Loan, 7.106%, (1-month SOFR + 2.75%), 1/31/30 ......... United States 379,000 380,105
Greystar Real Estate Partners LLC, First Lien, CME Term Loan,
B3, 6.814%, (3-month SOFR + 2.5%), 8/21/30 ............ United States 495,000 496,237
876,342
a a a a a a
Semiconductors & Semiconductor Equipment 0.8%
c
Altar Bidco, Inc., Second Lien, Initial CME Term Loan, 9.578%,
(12-month SOFR + 5.6%), 2/01/30 ..................... United States 2,872,500 2,743,237
c
Software 9.6%
Adeia, Inc., First Lien, Initial CME Term Loan, B6, 6.816%,
(1-month SOFR + 2.5%), 6/08/28 ...................... United States 1,133,098 1,140,888
d
Boxer Parent Co., Inc., Second Lien, Initial CME Term Loan,
10.083%, (3-month SOFR + 5.75%), 7/30/32 ............. United States 2,000,000 1,965,940
Central Parent LLC, First Lien, 2024 Refinancing CME Term
Loan, 7.546%, (3-month SOFR + 3.25%), 7/06/29 ......... United States 1,977,556 1,659,288
Cloud Software Group, Inc., First Lien, Incremental CME Term
Loan, B, 8.046%, (3-month SOFR + 3.75%), 3/21/31 ....... United States 970,125 973,831
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.483%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 1,189,374 1,192,830

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Software (continued)
Cloudera, Inc., Second Lien, Initial CME Term Loan, 10.416%,
(1-month SOFR + 6%), 10/10/29 ...................... United States 2,000,000 $ 1,768,750
ConnectWise LLC, First Lien, Initial CME Term Loan, 8.057%,
(3-month SOFR + 3.5%), 9/29/28 ...................... United States 1,339,903 1,346,368
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 6.066%, (1-month SOFR + 1.75%), 4/16/32 United States 1,300,000 1,295,938
Genesys Cloud Services, Inc., First Lien, 2025 Dollar CME Term
Loan, 6.816%, (1-month SOFR + 2.5%), 1/30/32 .......... United States 2,370,214 2,374,659
IGT Holding IV AB, First Lien, CME Term Loan, B5, 7.546%,
(3-month SOFR + 3.25%), 8/29/31 ..................... Sweden 2,928,000 2,955,465
McAfee Corp., First Lien, CME Term Loan, B1, 7.349%, (1-month
SOFR + 3%), 3/01/29 ............................... United States 2,978,241 2,852,901
e
Physician Partners LLC, First Lien, CME Term Loan, C, PIK,
9.946%, (3-month SOFR + 5.5%), 12/31/30 .............. United States 173,322 37,554
e
Physician Partners LLC, First Lien, Initial CME Term Loan, B1,
PIK, 5.946%, (3-month SOFR + 1.5%), 12/31/29 .......... United States 172,143 82,898
Proofpoint, Inc., First Lien, CME Term Loan, 7.316%, (1-month
SOFR + 3%), 8/31/28 ............................... United States 1,950,063 1,964,279
RealPage, Inc., First Lien, Initial CME Term Loan, 7.557%,
(3-month SOFR + 3%), 4/24/28 ....................... United States 2,909,320 2,908,825
Rocket Software, Inc., First Lien, CME Term Loan, 8.106%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 2,528,809 2,538,292
Skopima Consilio Parent LLC, First Lien, Amendment No. 5 CME
Term Loan, 8.066%, (1-month SOFR + 3.75%), 5/12/28 ..... United States 987,538 933,751
UKG, Inc., First Lien, Initial CME Term Loan, 6.81%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 2,602,358 2,604,102
Vision Solutions, Inc., First Lien, New CME Term Loan, B, 8.57%,
(3-month SOFR + 4%), 4/24/28 ....................... United States 1,818,056 1,703,291
32,299,850
a a a a a a
c
Specialty Retail 5.1%
AIP RD Buyer Corp., First Lien, CME Term Loan, 7.856%,
(1-month SOFR + 3.5%), 12/23/30 ..................... United States 493,769 495,885
Great Outdoors Group LLC, First Lien, CME Term Loan, B,
7.566%, (1-month SOFR + 3.25%), 1/23/32 .............. United States 2,874,800 2,886,658
Harbor Freight Tools USA, Inc., First Lien, Initial CME Term Loan,
6.606%, (1-month SOFR + 2.25%), 6/11/31 .............. United States 994,975 984,592
Johnstone Supply LLC, First Lien, CME Term Loan, 6.841%,
(1-month SOFR + 2.5%), 6/09/31 ...................... United States 992,494 994,176
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.21%, (1-month SOFR + 3.75%), 6/06/31 .. United States 2,724,994 2,655,888
Petco Health & Wellness Co., Inc., First Lien, Initial CME Term
Loan, 7.807%, (3-month SOFR + 3.25%), 3/03/28 ......... United States 1,876,765 1,817,731
PetSmart LLC, First Lien, Initial CME Term Loan, 8.206%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 1,548,339 1,546,404
QXO Building Products, Inc., First Lien, CME Term Loan, B,
7.296%, (3-month SOFR + 3%), 4/30/32 ................ United States 119,929 121,135
Restoration Hardware, Inc., First Lien, 2022 Incremental CME
Term Loan, 7.666%, (1-month SOFR + 3.25%), 10/20/28 .... United States 1,984,694 1,929,758
d
Upbound Group, Inc., First Lien, 2025 CME Term Loan, 7.103%,
(1-month SOFR + 2.75%), 8/19/32 ..................... United States 1,250,000 1,253,650
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.566%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 2,303,618 2,307,557
16,993,434
a a a a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
b
Senior Floating Rate Interests
(continued)
c
Textiles, Apparel & Luxury Goods 1.1%
d
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 101,095 $ 101,853
Canada Goose, Inc., First Lien, 2025 Refinancing CME Term
Loan, 7.715%, (3-month SOFR + 3.5%), 8/23/32 .......... Canada 745,402 750,061
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.796%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 1,979,969 1,843,846
Hanesbrands, Inc., First Lien, CME Term Loan, B, 7.066%,
(1-month SOFR + 2.75%), 3/08/32 ..................... United States 1,250,328 1,256,779
3,952,539
a a a a a a
Trading Companies & Distributors 0.4%
c
DXP Enterprises, Inc., First Lien, 2024 Incremental CME Term
Loan, 8.066%, (1-month SOFR + 3.75%), 10/11/30 ........ United States 1,473,863 1,483,310
c
Wireless Telecommunication Services 0.9%
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.816%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 1,863,368 1,843,141
Crown Subsea Communications Holding, Inc., First Lien, 2025
CME Term Loan, 7.818%, (3-month SOFR + 3.5%), 1/30/31 .. United States 1,485,000 1,499,390
3,342,531
a a a a a a
Total Senior Floating Rate Interests (Cost $285,774,593) .......................
281,274,566
Total Long Term Investments (Cost $312,949,028) .............................
308,807,981
a
Short Term Investments 6.5%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 6.5%
g,h
Putnam Short Term Investment Fund, Class P, 4.566% ....... United States 22,095,610 22,095,610
Total Management Investment Companies (Cost $22,095,610) ..................
22,095,610
Total Short Term Investments (Cost $22,095,610 ) ..............................
22,095,610
a
Total Investments (Cost $335,044,638) 97.5% .................................
$330,903,591
Other Assets, less Liabilities 2.5% ...........................................
8,444,469
Net Assets 100.0% .........................................................
$339,348,060
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2025, the aggregate value of these securities was $26,494,917, representing 7.8% of net assets.
b
See Note 1(d) regarding senior floating rate interests.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
Income may be received in additional securities and/or cash.
f
See Note 8 regarding unfunded loan commitments.
g
See Note 3(g) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Floating Rate Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At August 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(c).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 14,375,000 $ 1,177,252 $ 693,249 $ 484,003
Non-
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,177,252 $693,249 $484,003
Total Credit Default Swap Contracts .................................... $1,177,252 $ 693,249 $484,003
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
See Note  9  regarding other derivative information.
See A bbreviations on page 34 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Floating Rate
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $312,949,028
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 22,095,610
Value - Unaffiliated issuers .................................................................. $308,807,981
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 22,095,610
Cash .................................................................................... 467,315
Receivables:
Investment securities sold ................................................................... 15,072,851
Capital shares sold ........................................................................ 114,281
Dividends and interest ..................................................................... 2,192,539
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 1,609,664
Prepaid expenses .......................................................................... 105,485
Total assets .......................................................................... 350,465,726
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,699,635
Capital shares redeemed ................................................................... 820,846
Management fees ......................................................................... 157,301
Administrative fees ........................................................................ 970
Distribution fees .......................................................................... 59,794
Transfer agent fees ........................................................................ 97,504
Trustees' fees and expenses ................................................................. 85,775
Distributions to shareholders ................................................................. 78,631
Variation margin on centrally cleared swap contracts ............................................... 27,446
Accrued expenses and other liabilities ........................................................... 89,764
Total liabilities ......................................................................... 11,117,666
Net assets, at value ................................................................. $339,348,060
Net assets consist of:
Paid-in capital ............................................................................. $427,568,003
Total distributable earnings (losses) ............................................................. (88,219,943)
Net assets, at value ................................................................. $339,348,060

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Floating Rate
Income Fund
Class A:
Net assets, at value ....................................................................... $215,453,009
Shares outstanding ........................................................................ 27,208,003
Net asset value per share
a ,b
.................................................................. $7.92
Maximum offering price per share (net asset value per share ÷ 97 .75% )
b
................................ $8.10
Class C:
Net assets, at value ....................................................................... $16,242,599
Shares outstanding ........................................................................ 2,053,077
Net asset value and maximum offering price per share
a ,b
............................................ $7.91
Class R:
Net assets, at value ....................................................................... $349,587
Shares outstanding ........................................................................ 44,149
Net asset value and maximum offering price per share
b
............................................. $7.92
Class R6:
Net assets, at value ....................................................................... $3,381,544
Shares outstanding ........................................................................ 426,673
Net asset value and maximum offering price per share
b
............................................. $7.93
Class Y:
Net assets, at value ....................................................................... $103,921,321
Shares outstanding ........................................................................ 13,110,807
Net asset value and maximum offering price per share
b
............................................. $7.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Floating Rate
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $482,630
Interest:
Unaffiliated issuers ........................................................................ 13,245,530
Total investment income ................................................................... 13,728,160
Expenses:
Management fees (Note 3 a ) ................................................................... 960,460
Administrative fees (Note 3 b ) .................................................................. 2,163
Distribution fees: (Note 3c )
Class A ................................................................................ 279,150
Class C ................................................................................ 84,479
Class R ................................................................................ 957
Transfer agent fees: (Note 3e )
Class A ................................................................................ 125,822
Class C ................................................................................ 9,520
Class R ................................................................................ 216
Class R6 ............................................................................... 846
Class Y ................................................................................ 61,501
Custodian fees (Note 4 ) ...................................................................... 4,917
Reports to shareholders fees .................................................................. 20,685
Registration and filing fees .................................................................... 57,602
Professional fees ........................................................................... 64,338
Trustees' fees and expenses .................................................................. 6,978
Other .................................................................................... 7,425
Total expenses ......................................................................... 1,687,059
Expense reductions (Note 4 ) ............................................................... (3,100)
Net expenses ......................................................................... 1,683,959
Net investment income ................................................................ 12,044,201
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,594,577)
Swap contracts ........................................................................... 59,921
Net realized gain (loss) .................................................................. (1,534,656)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,392,009)
Swap contracts ........................................................................... 290,299
Net change in unrealized appreciation (depreciation) ............................................ (1,101,710)
Net realized and unrealized gain (loss) ............................................................ (2,636,366)
Net increase (decrease) in net assets resulting from operations .......................................... $9,407,835

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Floating Rate Income Fund
Six Months Ended
August 31, 2025
(unaudited)
Year Ended
February 28, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $12,044,201 $28,213,390
Net realized gain (loss) ................................................. (1,534,656) (1,455,534)
Net change in unrealized appreciation (depreciation) ........................... (1,101,710) (509,025)
Net increase (decrease) in net assets resulting from operations ................ 9,407,835 26,248,831
Distributions to shareholders:
Class A ............................................................. (7,457,722) (16,907,734)
Class B ............................................................. — (13,357)
Class C ............................................................. (501,071) (1,259,062)
Class R ............................................................. (12,267) (35,749)
Class R6 ............................................................ (117,698) (499,565)
Class Y ............................................................. (3,779,781) (8,523,758)
Total distributions to shareholders .......................................... (11,868,539) (27,239,225)
Capital share transactions: (Note 2 )
Class A ............................................................. (21,174,098) 11,475,330
Class B ............................................................. — (415,251)
Class C ............................................................. (1,291,819) (2,981,398)
Class R ............................................................. (136,874) (2,297)
Class R6 ............................................................ (46,082) (3,372,976)
Class Y ............................................................. (17,020,903) 11,072,239
Total capital share transactions ............................................ (39,669,776) 15,775,647
Net increase (decrease) in net assets ................................... (42,130,480) 14,785,253
Net assets:
Beginning of period ..................................................... 381,478,540 366,693,287
End of period .......................................................... $339,348,060 $381,478,540

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Floating Rate Income Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of fifteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Putnam Floating Rate Income Fund (Fund) is included in
this report. The Fund offers five classes of shares: Class A,
Class C, Class R, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
See Note 9 regarding other derivative information.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2025, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
2. Shares of Beneficial Interest
At August 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2025
Year Ended
February 28, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 2,272,010 $17,938,094 8,476,381 $67,697,560
Shares issued in reinvestment of distributions .......... 869,971 6,868,695 1,974,309 15,759,509
Shares redeemed ............................... (5,839,075) (45,980,887) (9,018,346) (71,981,739)
Net increase (decrease) .......................... (2,697,094) $(21,174,098) 1,432,344 $11,475,330
Class B Shares:
*
Shares issued in reinvestment of distributions .......... — $— 1,645 $13,122
Shares redeemed ............................... — — (53,783) (428,373)
Net increase (decrease) .......................... — $— (52,138) $(415,251)
Class C Shares:
Shares sold ................................... 230,083 $1,812,527 374,803 $2,991,699
Shares issued in reinvestment of distributions .......... 58,298 459,860 145,213 1,158,623
Shares redeemed
a
.............................. (451,982) (3,564,206) (894,151) (7,131,720)
Net increase (decrease) .......................... (163,601) $(1,291,819) (374,135) $(2,981,398)
Class R Shares:
Shares sold ................................... 717 $5,640 24,123 $192,463
Shares issued in reinvestment of distributions .......... 1,534 12,114 4,440 35,428
Shares redeemed ............................... (19,838) (154,628) (28,832) (230,188)
Net increase (decrease) .......................... (17,587) $(136,874) (269) $(2,297)
Class R6 Shares:
Shares sold ................................... 24,222 $191,728 148,047 $1,184,285
Shares issued in reinvestment of distributions .......... 14,475 114,390 60,808 485,760
Shares redeemed ............................... (44,727) (352,200) (630,863) (5,043,021)
Net increase (decrease) .......................... (6,030) $(46,082) (422,008) $(3,372,976)
Class Y Shares:
Shares sold ................................... 1,390,541 $10,970,345 6,141,661 $49,102,349
Shares issued in reinvestment of distributions .......... 452,898 3,578,794 978,246 7,815,960
Shares redeemed ............................... (4,015,859) (31,570,042) (5,736,689) (45,846,070)
Net increase (decrease) .......................... (2,172,420) $(17,020,903) 1,383,218 $11,072,239
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended August 31, 2025, the annualized gross effective investment management fee rate was 0.544% of the
Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.720% of the first $5 billion,
0.670% of the next $5 billion,
0.620% of the next $10 billion,
0.570% of the next $10 billion,
0.520% of the next $50 billion,
0.500% of the next $50 billion,
0.490% of the next $100 billion and
0.485% of any excess thereafter.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,565
CDSC retained .............................................................................. $2,607
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended August 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through June 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended August 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective May 19, 2025, earned credits on custodian fees, if any, are recognized as income.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Floating Rate Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.566% ...... $34,157,610 $66,597,113 $(78,659,113) $— $— $22,095,610 22,095,610 $482,630
Total Affiliated Securities ... $34,157,610 $66,597,113 $(78,659,113) $— $— $22,095,610 $482,630
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Floating Rate Income Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
At August 31, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2025, aggregated
$46,465,411 and $87,474,839, respectively.
7. Credit Risk
At August 31, 2025, the Fund had 89.9% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations. Funded portions of credit agreements are presented in the Schedule of Investments.
At August 31, 2025, unfunded commitments were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 10,251,288
Long term ................................................................................ 73,622,991
Total capital loss carryforwards ............................................................... $83,874,279
Cost of investments .......................................................................... $336,286,495
Unrealized appreciation ........................................................................ $2,094,995
Unrealized depreciation ........................................................................ (7,477,899)
Net unrealized appreciation (depreciation) .......................................................... $(5,382,904)
Borrower Unfunded Commitment
Putnam Floating Rate Income Fund
Clydesdale Acquisition Holdings, Inc. $ 26,273
$ 26,273

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Floating Rate Income Fund
(continued)
9. Other Derivative Information
At August 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended August 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended August 31, 2025, the average month end notional amount of swap contracts represented $14,375,000.
See Note 1(c) regarding derivative financial instruments.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2025, the Fund did not use the
Global Credit Facility.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Floating Rate Income Fund
Credit contracts ............
Variation margin on centrally
cleared swap contracts
$ 484,003
a
Variation margin on centrally
cleared swap contracts
$ —
Total .................... $484,003 $—
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Floating Rate Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Credit contracts ...............
Swap contracts $59,921 Swap contracts $290,299
Total ....................... $59,921 $290,299

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Floating Rate Income Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
12. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam Floating Rate Income Fund
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 27,533,415 $ — $ 27,533,415
Senior Floating Rate Interests ............... — 281,274,566 — 281,274,566
Short Term Investments ................... 22,095,610 — — 22,095,610
Total Investments in Securities ........... $22,095,610 $308,807,981 $— $330,903,591
Other Financial Instruments:
Swap Contracts ......................... $— $484,003 $— $484,003
Total Other Financial Instruments ......... $— $484,003 $— $484,003

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Floating Rate Income Fund
(continued)
Abbreviations
Currency
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
Selected Portfolio
CME Chicago Mercantile Exchange
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

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Putnam Floating Rate Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds, have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund)
had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. The
Advisor and PSERV have agreed to maintain these expense limitations until at least June 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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Semiannual Report
agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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Semiannual Report
each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Loan Participation Funds) for the one-year, three-year and five-year periods ended December 31,
2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
Over the one-year, three-year and five-year periods ended December 31, 2024, there were 235, 214 and 204 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
3rd 2nd 3rd

38963-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 29, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 29, 2025